Remaining Unsatisfied Performance (Details) - Southland Holding Llc [Member] $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Balance at beginning	$ 2,218,573
New contracts, change orders, and adjustments	294,803
Gross backlog	2,513,376
Less: contract revenue recognized	(530,439)
Balance at ending	$ 1,982,937